Expense Example - Class K - BLACKROCK 60/40 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	193
Expense Example, with Redemption, 10 Years	$ 440